Cost of sales	6 Months Ended
Jun. 30, 2026
Cost of sales.
Cost of sales

14Cost of sales

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Captain costs	13,311,654	8,035,494
Captain bonuses	12,351	10,113
Captain deductions	(46,841)	(44,722)
	13,277,164	8,000,885